FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 27, 2020
Assets:
Cash and marketable securities held in Trust Account	$ 215,289,800	$ 215,275,732
Liabilities:
Warrant Liabilities	17,801,733	24,945,850	$ 17,600,000
Private Placement Warrants
Liabilities:
Warrant Liabilities	6,895,734	9,663,101	6,900,000
Public Warrants
Liabilities:
Warrant Liabilities	10,906,000	15,282,749	$ 10,700,000
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account	215,289,800	215,275,732
Level 1 | Public Warrants | Recurring
Liabilities:
Warrant Liabilities	10,906,000	15,282,749
Level 3 | Private Placement Warrants | Recurring
Liabilities:
Warrant Liabilities	$ 6,895,734	$ 9,663,101